Investment Risks	Apr. 30, 2026
Monetta Fund | ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.
Monetta Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Prices of equity securities may fluctuate rapidly and unpredictably in shorter time periods for a variety of reasons, including as a result of political or economic events having little or nothing to do with the performance of the issuers, and there is no guarantee of long-term growth. Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks. Equity securities of technology growth companies, in particular, may be more volatile than equity securities of other companies primarily due to market saturation, price competition and rapid product obsolescence.
Monetta Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s investment strategy may not achieve the Fund’s objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.
Monetta Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The stock market or stocks and ETFs in the Fund’s portfolio may decline or not increase at the rate anticipated.
Monetta Fund | Growth Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Stock Risk. Growth-oriented funds may under-perform when growth stocks are out of favor.
Monetta Fund | Short-Term Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short-Term Investment Risk. The Fund may make short-term investments without limitation in periods when the Adviser determines that a temporary defensive position is warranted. When the Fund is so invested, it may not achieve its investment objective.
Monetta Fund | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility and less developed or less efficient trading markets.
Monetta Fund | Large Cap Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Cap Equity Risk. The stocks of large capitalization companies involve risks due to larger, more established companies being unable to respond quickly to new competitive challenges, such as consumer preferences. Larger companies may also not be able to attain the high levels of growth rates or returns similar to those of smaller capitalization companies.
Monetta Fund | Small And MidCap Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and MidCap Equity Risk. The stocks of small and midcap capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
Monetta Fund | Market And Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The coronavirus (COVID-19) global pandemic, which as resulted in a public health crisis, business interruptions, and growth concerns in the U.S. and overseas, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.
Monetta Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund’s investments may be focused in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value (‘NAV’) to fluctuate more than that of a fund that does not focus in a particular sector or sectors.
Monetta Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline.
Monetta Young Investor Fund | ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.
Monetta Young Investor Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Prices of equity securities may fluctuate rapidly and unpredictably in shorter time periods for a variety of reasons, including as a result of political or economic events having little or nothing to do with the performance of the issuers, and there is no guarantee of long-term growth. Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks. Equity securities of technology growth companies, in particular, may be more volatile than equity securities of other companies primarily due to market saturation, price competition and rapid product obsolescence.
Monetta Young Investor Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s investment strategy may not achieve the Fund’s objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.
Monetta Young Investor Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The stock market or stocks and ETFs in the Fund’s portfolio may decline or not increase at the rate anticipated.
Monetta Young Investor Fund | Growth Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Stock Risk. Growth-oriented funds may under-perform when growth stocks are out of favor.
Monetta Young Investor Fund | Short-Term Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short-Term Investment Risk. The Fund may make short-term investments without limitation in periods when the Adviser determines that a temporary defensive position is warranted. When the Fund is so invested, it may not achieve its investment objective.
Monetta Young Investor Fund | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility and less developed or less efficient trading markets.
Monetta Young Investor Fund | Large Cap Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Cap Equity Risk. The stocks of large capitalization companies involve risks due to larger, more established companies being unable to respond quickly to new competitive challenges, such as consumer preferences. Larger companies may also not be able to attain the high levels of growth rates or returns similar to those of smaller capitalization companies.
Monetta Young Investor Fund | Small And MidCap Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and MidCap Equity Risk. The stocks of small and midcap capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
Monetta Young Investor Fund | Market And Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The coronavirus (COVID-19) global pandemic, which as resulted in a public health crisis, business interruptions, and growth concerns in the U.S. and overseas, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.
Monetta Young Investor Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund’s investments may be focused in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector or sectors.
Monetta Young Investor Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs are subject to substantially the same risks as those of their underlying securities or other investments held by the ETF, and investments in ETFs will result in the Fund’s shareholders indirectly bearing a proportionate share of the ETFs’ operating expenses, in addition to the direct expenses of the Fund. Because the value of ETF shares depends on the demand in the market, ETF shares may trade at a discount or premium to the ETF’s net asset value (“NAV”) per share.
Monetta Young Investor Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline.